Accounting Policies, by Policy (Policies)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

(a)     Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for the periods presented. The consolidated financial statements have been prepared on an ongoing basis.

(a)     Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for the periods presented. The consolidated financial statements have been prepared on an ongoing basis.

Basis of Consolidation

(b)    Basis of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

All transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

(b)    Basis of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

All transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Use of Estimates

(c)     Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet date, and revenues and expenses in the consolidated financial statements and accompanying notes.

The estimates used for, but not limited to, determining sales return reserves, income taxes, the collectability of accounts and other receivables, inventory valuation, warranties, fair value of long-lived assets. We have assessed the impact and are not aware of any specific events or circumstances that required an update to our estimates and assumptions or materially affected the carrying value of our assets or liabilities as of the date of issuance of this report. These estimates may change as new events occur and additional information is obtained. Actual results could differ materially from these estimates under different assumptions or conditions.

(c)     Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet date, and revenues and expenses in the consolidated financial statements and accompanying notes.

The estimates used for, but not limited to, determining sales return reserves, income taxes, the collectability of accounts and other receivables, inventory valuation, warranties, fair value of long-lived assets. We have assessed the impact and are not aware of any specific events or circumstances that required an update to our estimates and assumptions or materially affected the carrying value of our assets or liabilities as of the date of issuance of this report. These estimates may change as new events occur and additional information is obtained. Actual results could differ materially from these estimates under different assumptions or conditions.

Employee Benefits

(d)    Employee Benefits

In Hong Kong, the Company makes monthly contributions to Mandatory Provident Fund (“MPF”) scheme, as required by local regulations, based on a percentage of employees’ relevant income and subject to statutory limits.

Foreign Currencies

(e)     Foreign Currencies

Our reporting currency is U.S. Dollars (“US$”). We determine the functional currency of each of our international subsidiaries and their operating divisions based on the primary currency in which they operate. In cases where the functional currency is not US$, we recognize a cumulative translation adjustment created by the different rates we apply to current period income or loss and the balance sheet. For each subsidiary, we apply the average functional exchange rate to its income or loss and the year-end functional exchange rate to translate the balance sheet.

The following table outlines the exchange rates between HK$ and US$ that are used in preparing these consolidated financial statements:

	For the year ended June 30,
	2025	2024
Average rate	7.7854	7.8225
	As of June 30,
	2025	2024
year-end spot rate	7.8499	7.8083

Transactions denominated in other than the functional currencies are translated into the functional currency of the entity at the exchange rates quoted by authoritative banks prevailing on the transaction dates. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded in the Consolidated statements of comprehensive income (loss).

(d)    Foreign Currencies

Our reporting currency is U.S. Dollars (“US$”). We determine the functional currency of each of our international subsidiaries and their operating divisions based on the primary currency in which they operate. In cases where the functional currency is not US$, we recognize a cumulative translation adjustment created by the different rates we apply to current period income or loss and the balance sheet. For each subsidiary, we apply the average functional exchange rate to its income or loss and the year-end functional exchange rate to translate the balance sheet.

The following table outlines the exchange rates between HK$ and US$ that are used in preparing these consolidated financial statements:

	For the year ended June 30,
	2024	2023
Average rate	7.8225	7.8357
	As of June 30,
	2024	2023
Year-end spot rate	7.8083	7.8363

Transactions denominated in other than the functional currencies are translated into the functional currency of the entity at the exchange rates quoted by authoritative banks prevailing on the transaction dates. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded in the Consolidated statements of comprehensive income (loss).

Fair Value Measurements

(f)     Fair Value Measurements

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Company applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach, (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Company’s financial instruments include cash and cash equivalents, accounts receivable, prepayments and other current assets, accounts payable, accrued expense and other current liabilities. As of June 30, 2024 and June 30, 2025, the carrying values of these financial instruments approximated their fair values due to the short-term maturity of these instruments.

(e)     Fair Value Measurements

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Company applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach, (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Company’s financial instruments include cash and cash equivalents, accounts receivable, prepayments and other current assets, accounts payable, accrued expense and other current liabilities. As of June 30, 2023 and 2024, the carrying values of these financial instruments approximated their fair values due to the short-term maturity of these instruments.

Earnings Per Share

(g)    Earnings Per Share

Basic earnings per share is calculated by dividing net income attributable to common shareholders by the weighted-average outstanding commons shares for the period. For the years ended June 30, 2024 and 2025, there was no potentially diluted shares. The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on September 20, 2024.

The following table shows the calculation of basic and diluted shares:

	For the year ended June 30,
	2025	2024
Net income attributable to common shareholders	$725,934	$1,037,826
Weighted-average shares used in computing basic and diluted earnings per share	12,500,000	12,500,000
Basic and diluted earnings per share	$0.06	$0.08

(f)     Earnings Per Share

Basic earnings per share is calculated by dividing net income attributable to common shareholders by the weighted-average outstanding commons shares for the period. For the years ended June 30, 2023 and 2024, there was no potentially diluted shares. The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on September 20, 2024.

The following table shows the calculation of basic and diluted shares:

	For the year ended June 30,
	2024	2023
Net income attributable to common shareholders	$1,037,826	$1,354,467
Weighted-average shares used in computing basic and diluted earnings per share	12,500,000	12,500,000
Basic and diluted earnings per share	$0.08	$0.11

Cash and Cash Equivalents

(h)    Cash and Cash Equivalents

Cash and cash equivalents comprise cash at banks and on hand, demand deposits and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

(g)    Cash and Cash Equivalents

Cash and cash equivalents comprise cash at banks and on hand, demand deposits and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Accounts receivables, net

(i)     Accounts receivables, net

Accounts receivable represent the amounts that the Company has an unconditional right to consideration. Accounts receivable are recorded at net realizable value, consisting of the carrying amount less an allowance for credit losses, as necessary.

We maintain an allowance for doubtful accounts to reserve for potentially uncollectible receivable amounts which is estimated using the approach based on expected losses. The allowance for doubtful accounts consist of the following:

	For the year ended June 30,
	2025	2024
Allowance for doubtful accounts – beginning of period	$36,448	$11,324
Additions	42,044	25,124
Net changes in foreign exchange impact	(539)	—
Allowance for doubtful accounts – end of period	$77,953	$36,448

The estimation of allowance for doubtful accounts considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible.

(h)    Accounts receivables, net

Accounts receivable represent the amounts that the Company has an unconditional right to consideration. Accounts receivable are recorded at net realizable value, consisting of the carrying amount less an allowance for credit losses, as necessary.

We maintain an allowance for doubtful accounts to reserve for potentially uncollectible receivable amounts which is estimated using the approach based on expected losses. The allowance for doubtful accounts consist of the following:

	For the year ended June 30,
	2024	2023
Allowance for doubtful accounts – beginning of period	$11,324	$8,350
Additions	25,124	2,974
Allowance for doubtful accounts – end of period	$36,448	$11,324

The estimation of allowance for doubtful accounts considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible.

Deferred offering costs

(j)     Deferred offering costs

Deferred offering costs consist of legal, consulting, underwriting fees and other costs incurred through the balance sheet date that are directly related to the proposed public offering. These costs, together with the underwriting discounts and commissions, will be charged to additional paid-in capital, net against the gross proceeds, upon completion of the proposed public offering. Should the proposed public offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.

Inventories

(k)    Inventories

Inventories consist of merchandise available for sale. They are accounted for using the weighted average cost method and stated at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. The inventory valuation allowance, representing a write-down of inventory was nil as of June 30, 2024 and June 30, 2025.

(i)     Inventories

Inventories consist of merchandise available for sale. They are accounted for using the weighted average cost method and stated at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. The inventory valuation allowance, representing a write-down of inventory was nil as of June 30, 2024 and 2023.

Property and equipment, net

(l)     Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and any impairment loss. Depreciation is computed using the straight-line method with no residual value based on the estimated useful lives of the various classes of assets, which range as follows:

Category	Estimated useful lives
Office equipment	5 years

(j)     Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and any impairment loss. Depreciation is computed using the straight-line method with no residual value based on the estimated useful lives of the various classes of assets, which range as follows:

Category	Estimated useful lives
Office equipment	5 years

Impairment of long-lived assets

(m)   Impairment of long-lived assets

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, we measure impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, we would recognize an impairment loss calculated as an amount by which the carrying value of the cost exceeds its fair value. No impairment charge was recognized for the years ended June 30, 2024 and 2025.

(k)    Impairment of long-lived assets

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, we measure impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, we would recognize an impairment loss calculated as an amount by which the carrying value of the cost exceeds its fair value. No impairment charge was recognized for the years ended June 30, 2023 and 2024.

Revenue recognition

(n)    Revenue recognition

Revenue is principally generated from sales of software and hardware products, training courses, and other services (including hosting technology-focused competitions and events, organizing technology-themed study tours, and repair and maintenance services for software and hardware products). Revenue represents the amount of consideration the Company is entitled to upon the transfer of promised goods or services in the ordinary course of the Company’s activities. Consistent with the criteria of ASC 606 “Revenue from Contracts with Customers”, the Company recognizes revenue when performance obligations are satisfied by transferring control of a promised good or service to a customer. For performance obligations that are satisfied at a point in time, the Company also considers the following indicators to assess whether control of a promised good or service is transferred to the customer: (i) right to payment, (ii) legal title, (iii) physical possession, (iv) significant risks and rewards of ownership and (v) acceptance of the good or service. For performance obligations satisfied over time, the Company recognizes revenue over time by measuring the progress toward complete satisfaction of a performance obligation.

For revenue arrangements with multiple distinct performance obligations, each distinct performance obligation is separately accounted for and the total consideration is allocated to each performance obligation based on the relative standalone selling price at contract inception.

The Company evaluates if it is a principal or an agent in a transaction to determine whether revenue should be recorded on a gross or net basis. The Company is acting as the principal if it obtains control over the goods and services before they are transferred to customers. Generally, when the Company is primarily obligated in a transaction, is subject to inventory risk, has latitude in establishing prices, or has several but not all of these indicators, the Company acts as the principal and revenue is recorded on a gross basis. Generally, when the Company is not primarily obligated in a transaction, does not bear the inventory risk and does not have the ability to establish the price, the Company acts as the agent and revenue is recorded on a net basis.

The following table disaggregates our revenue by major source:

	For the year ended June 30,
	2025	2024
Software and hardware products	2,135,150	2,664,915
Training courses	1,557,111	1,660,785
Other services	600,361	252,113
Total revenues	$4,292,622	$4,577,813

Sales of software and hardware products and training courses

We earn revenues of sales of software products and hardware products mainly from the delivery of programmable drones, accessories and e-learning courses, and the delivery of training courses to Hong Kong schools. The sales of products, e-learning courses and training courses and their respective prices are separately identifiable in the context of the contracts with customers, and the customers can benefit from each service on its own, therefore we determined they are separate performance obligations.

We recognize revenues on sales of software and hardware products upon delivery to the customers, which is when the control of the products transfers. Invoices are typically issued at the point control transfers and fees are received within several months. We also recognize a sales return reserve based on historical experience. The sales return reserve has been insignificant for the years ended June 30, 2024 and 2025.

We offer e-learning courses to Hong Kong schools. The e-learning courses are operated by our suppliers, and we are acting as an agent in these transactions. The commissions and any related fulfillment fees we earn from these arrangements are recognized when the services are rendered, which generally occurs upon activation of the e-learning users.

The revenues received for training courses are recognized proportionately as the courses are delivered and are reported net of tuition refunds. Tuition paid in advance is recorded as deferred revenue. Tuition refunds have been insignificant for the years ended June 30, 2024 and 2025.

Other services

Other services include hosting technology-focused competitions and events, organizing technology-themed study tours, and repair and maintenance services for software and hardware products.

Revenues related to hosting technology-focused competitions and events, organizing technology-themed study tours, are recognized upon completion of the competitions, events and tours.

Revenues related to repair and maintenance are recognized over time as services are provided. Payments are received together with the goods sales and recorded in deferred revenue, which is recognized as revenue ratably over the respective customer contract term. The contract terms are generally a 12-month period.

Deferred revenue related to training courses and other services consist of the following:

	For the year ended June 30,
	2025	2024
Deferred revenue – beginning of period	$722,289	$548,094
Additions	20,273	313,029
Net changes in foreign exchange impact	(1,335)	2,278
Revenue recognized	(323,894)	(141,112)
Deferred revenue – end of period	$417,333	$722,289

Deferred revenue is equivalent to the total transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied, as of the balance sheet date. Revenue recognized from the deferred revenue balance as of June 30, 2024 and 2025 was US$141,112 and US$323,894 for the years ended June 30, 2024 and 2025, respectively. Of the total deferred revenue balances as of June 30, 2025, we expect to recognize US$3,724 of revenue in the next 12 months. The remaining balance will be recognized at the time of services are rendered.

(l)     Revenue recognition

Revenue is principally generated from sales of software and hardware products, training courses, and other services (including hosting technology-focused competitions and events, organizing technology-themed study tours, and repair and maintenance services for software and hardware products). Revenue represents the amount of consideration the Company is entitled to upon the transfer of promised goods or services in the ordinary course of the Company’s activities. Consistent with the criteria of ASC 606 “Revenue from Contracts with Customers”, the Company recognizes revenue when performance obligations are satisfied by transferring control of a promised good or service to a customer. For performance obligations that are satisfied at a point in time, the Company also considers the following indicators to assess whether control of a promised good or service is transferred to the customer: (i) right to payment, (ii) legal title, (iii) physical possession, (iv) significant risks and rewards of ownership and (v) acceptance of the good or service. For performance obligations satisfied over time, the Company recognizes revenue over time by measuring the progress toward complete satisfaction of a performance obligation.

For revenue arrangements with multiple distinct performance obligations, each distinct performance obligation is separately accounted for and the total consideration is allocated to each performance obligation based on the relative standalone selling price at contract inception.

The Company evaluates if it is a principal or an agent in a transaction to determine whether revenue should be recorded on a gross or net basis. The Company is acting as the principal if it obtains control over the goods and services before they are transferred to customers. Generally, when the Company is primarily obligated in a transaction, is subject to inventory risk, has latitude in establishing prices, or has several but not all of these indicators, the Company acts as the principal and revenue is recorded on a gross basis. Generally, when the Company is not primarily obligated in a transaction, does not bear the inventory risk and does not have the ability to establish the price, the Company acts as the agent and revenue is recorded on a net basis.

The following table disaggregates our revenue by major source:

	For year ended June 30,
	2024	2023
Software and hardware products	2,664,915	2,925,459
Training courses	1,660,785	1,856,097
Other services	252,113	341,955
Total revenues	$4,577,813	$5,123,511

Sales of software and hardware products and training courses

We earn revenues of sales of software products and hardware products mainly from the delivery of programmable drones. accessories and e-learning courses, and the delivery of training courses to Hong Kong schools. The sales of products, e-learning courses and training courses and their respective prices are separately identifiable in the context of the contracts with customers, and the customers can benefit from each service on its own, therefore we determined they are separate performance obligations.

We recognize revenues on sales of software and hardware products upon delivery to the customers, which is when the control of the products transfers. Invoices are typically issued at the point control transfers and fees are received within several months. We also recognize a sales return reserve based on historical experience. The sales return reserve has been insignificant for the years ended June 30, 2023 and 2024.

We offer e-learning courses to Hong Kong schools. The e-learning courses are operated by our suppliers, and we are acting as an agent in these transactions. The commissions and any related fulfillment fees we earn from these arrangements are recognized when the services are rendered, which generally occurs upon activation of the e-learning users to the customers.

The revenues received for training courses are recognized proportionately as the courses are delivered and are reported net of tuition refunds. Tuition paid in advance is recorded as deferred revenue. Tuition refunds have been insignificant for the years ended June 30, 2023 and 2024.

Other services

Other services include hosting technology-focused competitions and events, organizing technology-themed study tours, and repair and maintenance services for software and hardware products.

Revenues related to hosting technology-focused competitions and events, organizing technology-themed study tours, are recognized upon completion of the competitions, events and tours.

Revenues related to repair and maintenance are recognized over time as services are provided. Payments are received together with the goods sales and recorded in deferred revenue, which is recognized as revenue ratably over the respective customer contract term. The contract terms are generally a 12-month period.

Deferred revenue related to training courses and other services consist of the following:

	For the year ended June 30,
	2024	2023
Deferred revenue – beginning of period	$548,094	$201,514
Additions	313,029	630,652
Net changes in foreign exchange impact	2,278	256
Revenue recognized	(141,112)	(284,328)
Deferred revenue – end of period	$722,289	$548,094

Deferred revenue is equivalent to the total transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied, as of the balance sheet date. Revenue recognized from the deferred revenue balance as of June 30, 2022 and 2023 was US$187,038 and US$108,176 for the years ended June 30, 2023 and 2024, respectively. Of the total deferred revenue balances as of June 30, 2024, we expect to recognize US$153,293 of revenue in the next 12 months. The remaining balance will be recognized at the time of services are rendered.

Cost of Revenues

(o)    Cost of Revenues

Sale of software and hardware products

Cost of software and hardware products sold includes direct products, shipping and logistic costs, and charges to write down the carrying value of inventory when it exceeds its estimated net realizable value and to provide for obsolete inventory.

Training courses

The cost of training courses includes fees paid to tutors and tutor management service fees.

Other services

The cost of revenues of other services, including hosting technology-focused competitions and events, organizing technology-themed study tours, and repair and maintenance services for software and hardware products, mainly consists of venue and support costs, trip expenses, and outsourced repair and maintenance costs.

(m)   Cost of Revenues

Sale of software and hardware products

Cost of software and hardware products sold includes direct products, shipping and logistic costs, and charges to write down the carrying value of inventory when it exceeds its estimated net realizable value and to provide for obsolete inventory.

Training courses

The cost of training courses includes fees paid to tutors and tutor management service fees.

Other services

The cost of revenues of other services, including hosting technology-focused competitions and events, organizing technology-themed study tours, and repair and maintenance services for software and hardware products, mainly consists of venue and support costs, trip expenses, and outsourced repair and maintenance costs.

Selling and marketing expenses	(p) Selling and marketing expenses Selling and marketing expenses primarily consist of (i) rents for product and service display stores, and (ii) cost of marketing goods.	(n) Selling and marketing expenses Selling and marketing expenses primarily consist of (i) rents for product and service display stores, and (ii) cost of marketing goods.
General and Administrative Expenses

(q)    General and Administrative Expenses

General and administrative expenses primarily consist of (i) salaries and benefits for administrative personnel, (ii) professional service fees, (iii) office expenses, (iv) travel and transportation expenses, and (v) other expenses, including depreciation expenses, insurance expenses, bank charges, tax expenses, bad debt expenses, etc.

(o)    General and Administrative Expenses

General and administrative expenses primarily consist of (i) salaries and benefits for administrative personnel, (ii) professional service fees, (iii) office expenses, (iv) travel and transportation expenses, and (v) other expenses, including depreciation expenses, insurance expenses, bank charges, tax expenses, bad debt expenses, etc.

Income taxes

(r)     Income taxes

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. We account for income taxes under the asset and liability method in accordance with ASC 740, Income Tax.

Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that the amount of the deferred tax assets will not be realized.

We adopted ASC 740 “Income Tax”, which provides guidance for recognizing and measuring uncertain tax positions, it prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions. The Group’s policy on classification of all interest and penalties related to unrecognized income tax positions, if any, is to present them as a component of income tax expenses.

(p)    Income taxes

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. We account for income taxes under the asset and liability method in accordance with ASC 740, Income Tax.

Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that the amount of the deferred tax assets will not be realized.

We adopted ASC 740 “Income Tax”, which provides guidance for recognizing and measuring uncertain tax positions, it prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions. The Group’s policy on classification of all interest and penalties related to unrecognized income tax positions, if any, is to present them as a component of income tax expenses.

Lease

(s)     Lease

We determine if an arrangement is a lease at inception. Leases that transfer substantially all of the benefits and risks incidental to the ownership of assets are accounted for as finance leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Company has no finance leases.

We recognize lease liabilities and corresponding right-of-use assets on the balance sheet for leases. Operating lease right-of-use assets are included in right-of-use assets, and operating lease liabilities are included in accrued expense and other current liabilities and lease liabilities on the consolidated balance sheets. Operating lease right-of-use assets and operating lease liabilities are initially recognized based on the present value of future lease payments at lease commencement. The operating lease right-of-use asset also includes any lease payments made prior to lease commencement and the initial direct costs incurred by the lessee and is recorded net of any lease incentives received. As the interest rates implicit in most of the leases are not readily determinable, the Company uses the incremental borrowing rates based on the information available at lease commencement to determine the present value of the future lease payments. Operating lease expenses are recognized on a straight-line basis over the term of the lease.

We have lease agreements with lease and non-lease components, and have elected to utilize the practice expedient to account for lease and non-lease components together as a single combined lease component.

We have elected not to present short-term leases on the consolidated balance sheet as these leases have a lease term of 12 months or less at lease inception and do not contain purchase options or renewal terms that we are reasonably certain to exercise.

(q)    Lease

We determine if an arrangement is a lease at inception. Leases that transfer substantially all of the benefits and risks incidental to the ownership of assets are accounted for as finance leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Company has no finance leases.

We recognize lease liabilities and corresponding right-of-use assets on the balance sheet for leases. Operating lease right-of-use assets are included in right-of-use assets, and operating lease liabilities are included in accrued expense and other current liabilities and lease liabilities on the consolidated balance sheets. Operating lease right-of-use assets and operating lease liabilities are initially recognized based on the present value of future lease payments at lease commencement. The operating lease right-of-use asset also includes any lease payments made prior to lease commencement and the initial direct costs incurred by the lessee and is recorded net of any lease incentives received. As the interest rates implicit in most of the leases are not readily determinable, the Company uses the incremental borrowing rates based on the information available at lease commencement to determine the present value of the future lease payments. Operating lease expenses are recognized on a straight-line basis over the term of the lease.

We have lease agreements with lease and non-lease components, and have elected to utilize the practice expedient to account for lease and non-lease components together as a single combined lease component.

We have elected not to present short-term leases on the consolidated balance sheet as these leases have a lease term of 12 months or less at lease inception and do not contain purchase options or renewal terms that we are reasonably certain to exercise.

Government Incentives

(t)     Government Incentives

We received government incentives for our business. Government incentives are recorded in our consolidated financial statements in other income, net. The benefit is generally recorded when all conditions attached to the incentive have been met.

(r)     Government Incentives

We received government incentives for our business. Government incentives are recorded in our consolidated financial statements in other income, net. The benefit is generally recorded when all conditions attached to the incentive have been met.

Segment Reporting

(u)    Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of members of the Company’s management team, who reviews consolidated results when making decisions about allocating resources and assessing performance as a whole and hence, we have only one reportable segment. Our revenues are derived from Hong Kong subsidiaries and our services and products are mainly offered to customers based in Hong Kong and a small portion is provided to customers overseas through our partners. The following table sets forth a breakdown of our revenues by geographic area:

	For the year ended June 30,
	2025		2024
	US$	%	US$	%
Hong Kong	4,141,993	96%	4,535,741	99%
Other countries	150,629	4%	42,072	1%
Total	4,292,622	100.00%	4,577,813	100.00%

Our long-lived assets are all located in Hong Kong.

(s)     Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of members of the Company’s management team, who reviews consolidated results when making decisions about allocating resources and assessing performance as a whole and hence, we have only one reportable segment. Our revenues are derived from Hong Kong subsidiaries and our services and products are mainly offered to customers based in Hong Kong and a small portion is provided to customers overseas through our partners. The following table sets forth a breakdown of our revenues by geographic area:

	For the year ended June 30,
	2024		2023
	US$	%	US$	%
Hong Kong	4,535,741	99.08%	5,123,511	100.00%
Other countries	42,072	0.92%	—	0.00%
Total	4,577,813	100.00%	5,123,511	100.00%

Our long-lived assets are all located in Hong Kong.

Concentration of risk

(v)    Concentration of risk

Credit Risk

Financial instruments that potentially subject us to the concentration of credit risks consist of cash and cash equivalents, accounts receivable and other receivables. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates. As of June 30, 2024 and 2025, all of our cash and cash equivalents were held in major financial institutions located in Hong Kong, which we consider to be of high credit quality based on their credit ratings.

We have not experienced any significant recoverability issue with respect to its accounts receivable. As of June 30, 2024 and 2025, there was no customer with greater than 10% of the accounts receivable, respectively.

Supply Risk

We are dependent on our suppliers, including single source suppliers, and the inability of these suppliers to deliver necessary components of our products in a timely manner at prices, quality levels and volumes acceptable to us, or our inability to efficiently manage these components from these suppliers, could have a material adverse effect on our business, prospects, financial condition and operating results.

Suppliers from whom individually represent greater than 10% of our total purchases for the years ended June 30, 2024 and 2025, are as follows:

	For the year ended June 30,
	2025		2024
	US$	%	US$	%
Supplier A	473,022	23.39%	304,374	12.71%
Supplier B	284,977	14.09%	123,223	5.14%
Supplier C	187,794	9.28%	1,053,441	43.98%

(t)     Concentration of risk

Credit Risk

Financial instruments that potentially subject us to the concentration of credit risks consist of cash and cash equivalents, accounts receivable and other receivables. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates. As of June 30, 2023 and 2024, all of our cash and cash equivalents were held in major financial institutions located in Hong Kong, which we consider to be of high credit quality based on their credit ratings.

We have not experienced any significant recoverability issue with respect to its accounts receivable. As of June 30, 2023 and 2024, there was no customer with greater than 10% of the accounts receivable, respectively.

Supply Risk

We are dependent on our suppliers, including single source suppliers, and the inability of these suppliers to deliver necessary components of our products in a timely manner at prices, quality levels and volumes acceptable to us, or our inability to efficiently manage these components from these suppliers, could have a material adverse effect on our business, prospects, financial condition and operating results.

Suppliers from whom individually represent greater than 10% of our total purchases for the years ended June 30, 2023 and 2024, are as follows:

	For the year ended June 30,
	2024		2023
	US$	%	US$	%
Supplier A	1,053,441	43.98%	1,014,559	38.15%
Supplier B	304,374	12.71%	—	—
Supplier C	188,728	7.88%	510,044	19.18%
Supplier D	—	—	476,582	17.92%

Commitments and contingencies

(w)    Commitments and contingencies

In the normal course of business, we are subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. Liability for contingency is recorded when it is probable that a loss has occurred and a reasonable estimate of the loss can be made. If the potential material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingency liability, together with an estimate of the range of possible loss, if determined and material, would be disclosed. Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

(u)    Commitments and contingencies

In the normal course of business, we are subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. Liability for contingency is recorded when it is probable that a loss has occurred and a reasonable estimate of the loss can be made. If the potential material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingency liability, together with an estimate of the range of possible loss, if determined and material, would be disclosed. Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Recent Accounting Pronouncements

(x)    Recent Accounting Pronouncements

We qualify as an “emerging growth company”, or EGC, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Company does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. We will adopt the standards based on the extended transition period provided to private companies.

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. Early adoption is also permitted. We are currently evaluating the impact of the new guidance on its consolidated financial statement.

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. For public business entities, this standard is effective for annual periods beginning after December 15, 2024. For non-public business entities, this standard is effective for annual periods beginning after December 15, 2025. Early adoption is permitted, and the disclosures in this standard are required to be applied on a prospective basis with the option to apply the standard retrospectively. We are currently evaluating the potential impact of the new guidance on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses (Topic 220-40). The ASU requires more detailed disclosure for expenses. The ASU is effective for annual reporting periods beginning after December 15, 2026, with early adoption permitted. The amendments can be applied on either a prospective or retroactive basis. We are currently evaluating the ASU to determine its impact on our disclosures.

(v)    Recent Accounting Pronouncements

We qualify as an “emerging growth company”, or EGC, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Company does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. We will adopt the standards based on the extended transition period provided to private companies.

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. Early adoption is also permitted. We are currently evaluating the impact of the new guidance on its consolidated financial statement.

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. For public business entities, this standard is effective for annual periods beginning after December 15, 2024. For non-public business entities, this standard is effective for annual periods beginning after December 15, 2025. Early adoption is permitted, and the disclosures in this standard are required to be applied on a prospective basis with the option to apply the standard retrospectively. We are currently evaluating the potential impact of the new guidance on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses (Topic 220-40). The ASU requires more detailed disclosure for expenses. The ASU is effective for annual reporting periods beginning after December 15, 2026, with early adoption permitted. The amendments can be applied on either a prospective or retroactive basis. We are currently evaluating the ASU to determine its impact on our disclosures.